Income Taxes (Details) - Schedule of statutory federal income tax rate (benefit)	4 Months Ended
Dec. 31, 2020
Schedule of statutory federal income tax rate (benefit) [Abstract]
Statutory Federal income tax rate	21.00%
Change in fair value of derivative warrant liability, loss upon issuance of Private Placement Warrants and offering costs associated with derivative warrant liablities	(19.70%)
Change in Valuation Allowance	(1.30%)
Income Taxes Benefit	0.00%